Financial - Risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2022
Exchange rate	10%	58,032
Exchange rate	(10)%	(58,032)

2021
Exchange rate	10%	56,122
Exchange rate	(10)%	(56,122)

2020
Exchange rate	10%	7,591
Exchange rate	(10)%	(7,083)

Schedule of interest rates risk

A table showing the effect in profit or loss of the variations of interest rates:

		Effect on profit
	Increase/decrease of	(loss) before
	LIBOR	income tax
	(percentage rates)	US$(000)
2022
Interest rate	10%	(1,315)
Interest rate	(10)%	1,315

2021
Interest rate	10%	(1,414)
Interest rate	(10)%	1,414

2020
Interest rate	10%	(81)
Interest rate	(10)%	81

Schedule of information about the credit risk exposure

Set out below is the information about the credit risk exposure on the Group’s trade and other receivables:

		Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2022 -
Trade receivables	146,070	—	—	22,276	168,346
Other receivables	749,456	—	—	4,106	753,562
	895,526	—	—	26,382	921,908
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(26,382)	(26,382)

As of December 31, 2021 -
Trade receivables	149,394	—	—	22,276	171,670
Other receivables	726,870	—	—	8,621	735,491
	876,264	—	—	30,897	907,161
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(30,897)	(30,897)

Schedule of financial liabilities by remaining maturity

An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

				More than 5
	Less than	Between 1	Between 2	years	Total
	1 year	and 2 years	and 5 years	( 2028 and
	(2023)	(2024)	(2025 to 2027)	thereafter)
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2022-
Bank loans – capital	—	—	—	—	—
Bank loans – interest	—	—	—	—	—
Trade and other payables	240,737	—	—	—	240,737
Financial obligation – capital	31,034	104,159	598,568	—	733,761
Financial obligation – interest	39,256	45,770	64,279	—	149,305
Lease – capital	3,638	2,282	2,794	4,238	12,952
Lease – interest	42	18	242	1,136	1,438
Hedge derivative financial instruments	—	—	—	—	—
Contingent consideration liability	—	—	11,937	31,934	43,871

	314,707	152,229	677,820	37,308	1,182,064

As of December 31, 2021 -
Bank loans – capital	50,000	—	—	—	50,000
Bank loans – interest	820	—	—	—	820
Trade and other payables	248,033	—	—	—	248,033
Financial obligation – capital	175,620	106,784	774,102	—	1,056,506
Financial obligation – interest	43,313	40,803	99,634	—	183,750
Lease – capital	3,906	1,822	51	—	5,779
Lease – interest	74	95	—	—	169
Hedge derivative financial instruments	6,976	—	—	—	6,976
Contingent consideration liability	—	—	7,032	33,702	40,734

	528,742	149,504	880,819	33,702	1,592,767

Sociedad Minera Cerro Verde S.A.A.
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

Effect on profit
before income tax
US$(000)

December 31, 2022
10% increase in future copper prices	123,181
10% decrease in future copper prices	(123,181)

December 31, 2021
10% increase in future copper prices	140,420
10% decrease in future copper prices	(140,420)

December 31, 2020
10% increase in future copper prices	112,080
10% decrease in future copper prices	(112,080)

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)

2022
Exchange rate	5%	(23,801)
Exchange rate	(5)%	23,801

2021
Exchange rate	5%	(7,782)
Exchange rate	(5)%	7,782

2020
Exchange rate	5%	20,656
Exchange rate	(5)%	(20,656)